Cash, Cash Equivalents, and Restricted Cash	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Cash, Cash Equivalents, and Restricted Cash
3. Cash, Cash Equivalents, and Restricted Cash
Cash, cash equivalents, and restricted cash consisted of the following (in thousands):

	September 30,	December 31,
	2021	2020
	(Unaudited)
Cash	$25,098	$1,335
Cash equivalents:
Money market funds .	4,995	1,104
Restricted cash:
Certificates of deposit .	547	289

Total cash, cash equivalents, and restricted cash	$30,640	$2,728
Restricted cash are money market funds held in collateral accounts that are restricted to secure letters of credit for corporate lease activity. The letters of credit are required to be maintained throughout the terms of the leases. If the date of availability or disbursement is longer than one year and the balances are maintained under an agreement that legally restricts the use of such funds, restricted cash is not included within cash and cash equivalents and is reported separately on the condensed consolidated balance sheets. If the date of availability or disbursement is less than one-year,
restricted cash is reported within prepaid expenses and other current assets, and amounted to $0.5 million and $0.1 million at September 30, 2021 and December 31, 2020, respectively.

3. Cash, Cash Equivalents, and Restricted Cash
Cash, cash equivalents, and restricted cash consisted of the following (in thousands):

	December 31,
	2020	2019
Cash	$1,335	$201
Cash equivalents:
Money market funds	1,104	25,198
Restricted cash:
Certificates of deposit	289	583

Total cash, cash equivalents, and restricted cash	$2,728	$25,982